Personnel expenses (Detail) - USD ($) $ in Millions		3 Months Ended					6 Months Ended
		Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018		Mar. 31, 2018	Jun. 30, 2019		Jun. 30, 2018
Personnel Expenses [Line Items]
Salaries and variable compensation		$ 2,120	$ 2,027	$ 2,106			$ 4,147		$ 4,452
Financial advisor compensation	[1]	1,005	960	1,007			1,965		2,040
Contractors		38	36	50			74		93
Social security		152	170	158			322		359
Pension and other post-employment benefit plans		139	170	120	[2]		309	[2]	141
Other personnel expenses		116	105	119			222		247
Total personnel expenses		$ 3,571	$ 3,468	$ 3,561			$ 7,040	[3]	$ 7,332	[3]
Reduction of net periodic pension expenses due to changes in Swiss pension plan at announcement						$ 132

[1]
Financial advisor compensation consists of grid-based compensation based directly on compensable revenues generated by financial advisors and supplemental compensation calculated on the basis of financial advisor productivity, firm tenure, assets and other variables. It also includes expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements

[2]
Changes to the Pension Fund of UBS AG in Switzerland in the first quarter of 2018 resulted in a reduction in the pension obligation recognized by UBS AG. As a consequence, a pre-tax gain of USD 132 million was recognized in the income statement in the first quarter of 2018, with no overall effect on total equity. Refer to “Note 29 Pension and other post-employment benefit plans” in the “Consolidated financial statements” section of the Annual Report 2018 for more information.

[3]	Prior year comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions effective 1 January 2019